Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	44,800,007	44,799,507
Ordinary shares, shares outstanding	44,476,532	44,476,032
Founders stock, par value	$ 0.00001	$ 0.00001
Founders stock, shares authorized	2,600	2,600
Founders stock, shares issued	2,600	2,600
Founders stock, shares outstanding	2,600	2,600
Treasury stock, shares	323,475	323,475